Investment by Parent (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Parent's net contributions	$ 712,419	$ 202,843	$ 1,157,224	$ 1,866,823
Parent Company [Member]
Parent's net contributions	$ 712,000,000,000	$ 203,000	$ 1,157,000	$ 1,867,000